Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share-based payments [member] [1]	Other comprehensive income [Member] [2]	Reserve of remeasurements of defined benefit plans [member] [3]	Equity component of convertible debenture [Member]	Total equity reserves [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2016	165,824,164
Balance at Dec. 31, 2016	$ 636,672	$ 65,307	$ (3,004)		$ 62,303	$ (116,490)	$ 582,485
Statement Line Items [Line Items]
Net loss for the year						(204,164)	(204,164)
Other comprehensive income			155		155		155
Total comprehensive (loss) income			155		155	(204,164)	(204,009)
Share-based payments		7,375			7,375		7,375
Equity component of convertible debenture, net of tax (Note 20(a))				19,164	19,164		19,164
Exercise of stock options (Note 24(b)) (in shares)	973,948
Exercise of stock options (Note 24(b))	$ 4,910	(967)			(967)		3,943
Acquisition of Primero (Note 4) (in shares)	27,333,184
Acquisition of Primero (Note 4)	$ 186,959						186,959
Settlement of liabilities (in shares)	92,110
Settlement of liabilities	$ 500						500
Shares cancelled (in shares)	(105,728)
Shares cancelled	$ (458)						(458)
Shares repurchased and cancelled (in shares)	(230,000)
Shares repurchased and cancelled	$ (899)					(390)	(1,289)
Shares repurchased for delisting from Bolsa (Note 24(d)) (in shares)	(14,343)
Shares repurchased for delisting from Bolsa (Note 24(d))	$ (62)					(35)	(97)
Balance (in shares) at Dec. 31, 2018	193,873,335
Balance at Dec. 31, 2018	$ 827,622	71,715	(2,849)	19,164	88,030	(321,079)	594,573	$ 594,573
Statement Line Items [Line Items]
Net loss for the year						(40,474)	(40,474)	(40,474)
Other comprehensive income			317		317		317	317
Total comprehensive (loss) income			317		317	(40,474)	(40,157)	(40,157)
Share-based payments		9,319			9,319		9,319
Exercise of stock options (Note 24(b)) (in shares)	2,918,518
Exercise of stock options (Note 24(b))	$ 22,649	(5,986)			(5,986)		16,663
Shares cancelled (in shares)	1,661
Shares cancelled	$ 7						7
At-the-Market Distributions (Note 24(a)) (in shares)	11,172,982
At-the-Market Distributions (Note 24(a))	$ 81,916						81,916
Settlement of restricted share units (Note 24(c)) (in shares)	145,576
Settlement of restricted share units (Note 24(c))	$ 988	(988)			(988)
Balance (in shares) at Dec. 31, 2019	208,112,072
Balance at Dec. 31, 2019	$ 933,182	$ 74,060	$ (2,532)	$ 19,164	$ 90,692	$ (361,553)	$ 662,321	$ 662,321

[1]	Share-based payments reserve records the cumulative amount recognized under IFRS 2 share-based payments in respect of stock options granted, restricted share units and shares purchase warrants issued but not exercised or settled to acquire shares of the Company.
[2]	Other comprehensive income reserve principally records the unrealized fair value gains or losses related to fair value through other comprehensive income ("FVTOCI") financial instruments and re-measurements arising from actuarial gains or losses and return on plan assets in relation to San Dimas' retirement benefit plan.
[3]	Equity component of convertible debenture reserve represents the estimated fair value of its conversion option of $26.3 million, net of deferred tax effect of $7.1 million. This amount is not subsequently remeasured and will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share capital. Where the conversion option remains unexercised at the maturity date of the convertible note, the balance will remain in equity reserves.